Assets and liabilities held for sale and discontinued operations	6 Months Ended
Jun. 30, 2024
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Assets and liabilities held for sale and discontinued operations	Assets and liabilities held for sale and discontinued
operations
Assets held for sale
As of December 31, 2023, the ULCC Oceania (2003 - 441,561 dwt) was accounted for as a non-current asset held for sale and had a carrying value of USD 8.3 million. The vessel was delivered to its new owner on
January 15, 2024. Taking into account the sales commission, the net gain on this vessel amounts to
USD 34.8 million and was recorded in the consolidated statement of profit or loss in the first quarter of
2024.
On October 9, 2023, the Company announced the agreement between two reference shareholders CMB
NV ("CMB") and Frontline plc/Famatown Finance Ltd ("Frontline") on a transaction involving multiple interdependent agreements. Part of the agreement included the sale of 24 VLCC tankers from the Euronav fleet for a total of USD 2.35 billion. 13 VLCC tankers, that were part of the fleet sale to Frontline, have been booked as a non-current asset held for sale (Alice, Anne, Aquitaine, Dominica, Desirade, Alboran, Aral,
Andaman, Hatteras, Delos, Doris, Derius and Camus) as of  December 31, 2023 for a total carrying value of
USD 862.6 million. The last vessel (Camus) has been delivered to her new owners on March 19, 2024. The net gain on this transaction for the vessels delivered in 2024 amounts to  USD 372.7 million and is recorded in the first quarter of 2024.
On May 21, 2024, the Company sold the VLCC Alsace (2012 - 320,350 dwt) for USD 96.9 million. The vessel is accounted for as a non-current asset held for sale as at June 30, 2024 and has a carrying value of
USD 69.4 million. The net gain on the vessel amounts to USD 27.5 million and will be recognized upon delivery to its new owners which is expected to take place in the first quarter of 2025.
On June 27, 2024, the Management Board formally decided to commit to a plan to sell Suezmax vessels
Statia (2006 - 150,205 dwt)  and Cap Felix (2008 - 158,765 dwt) and VLCC vessels Hakata (2010 - 302,550 dwt) and Ingrid (2012 - 314,000 dwt). An active program to locate a buyer and complete the plan has been initiated and the vessels are actively marketed for sale in line with their fair values. It is expected to be completed within a year from the decision and in line with IFRS 5, the assets are qualified and classified as non-current assets held for sale for a total combined book value of USD 113.4 million as per June 30, 2024.
The Group sold the FAST platform to ZeroNorth during the fourth quarter of 2023. Taking into account the sales price of USD 2.0 million, the net capital gain amounts to USD 0.4 million. Closing of the deal and official transfer date was on April 1, 2024.
Discontinued operations
As of June 30, 2024 and as of December 31, 2023 the Group had no operations that met the criteria of discontinued operations.